Annual Fund Operating Expenses - International Developed Markets Fund - International Developed Markets Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.06%